Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 16,607	$ -	$ -	$ 16,607
Debt securities:
U.S. government and agencies	-	8,954	-	8,954
Residential mortgage-backed securities	-	1,713	-	1,713
Total debt securities	-	10,667	-	10,667

Derivatives embedded in assets on deposit	-	-	471,192	471,192
Separate account assets	-	69,005	-	69,005

Total assets	$ 16,607	$ 79,672	$ 471,192	$ 567,471

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 471,192	$ 471,192

Total liabilities	$ -	$ -	$ 471,192	$ 471,192

[1]Excludes cash of $1,833 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2016.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 14,415	$ -	$ -	$ 14,415
Debt securities:
U.S. government and agencies	-	8,430	-	8,430
Residential mortgage-backed securities	-	2,109	-	2,109
Total debt securities	-	10,539	-	10,539

Derivatives embedded in assets on deposit	-	-	246,405	246,405
Separate account assets	-	20,221	-	20,221

Total assets	$ 14,415	$ 30,760	$ 246,405	$ 291,580

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 246,405	$ 246,405

Total liabilities	$ -	$ -	$ 246,405	$ 246,405

[1]Excludes cash of $4,317 that is not subject to fair value accounting.